Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2018	Dec. 31, 2017
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Preferred stock, shares issued (in shares)	19,122	37,314
Preferred stock, shares outstanding (in shares)	19,122	37,314
Common stock, par value (in dollars per share)	$ 0.03	$ 0.03
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	11,274,126	11,274,126
Common stock, shares outstanding (in shares)	11,274,126	11,274,126